Restructuring Charges (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Restructuring 2013 [member]
Restructuring Charges		$ 2	$ 36
Restructuring and Related Cost, Cost Incurred to Date		126
Restructuring Reserve		$ 4
Restructuring and Related Activities, Initiation Date		Nov. 01, 2013
Restructuring 2015 [member]
Restructuring Charges		$ 62
Restructuring Reserve		$ 9
Restructuring and Related Activities, Initiation Date	Mar. 01, 2015